Description of Organization and Business Operations (Details) - USD ($)				1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 02, 2022	Aug. 09, 2021	Jan. 19, 2021	Jan. 31, 2022	Jan. 19, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2022
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs							$ 773,917
Payment of underwriting fees by cash							250,000
Payment of underwriting concession fees							150,000
Payment of other offering costs							523,917
Cash							67,496
Working capital deficit							11,790,608
Payment of sponsor							25,000
Loan proceeds							300,000
Sponsor to purchase the founder shares amount							500,000
Promissory notes repaid amount			$ 300,000
Liquidity and going concern		$ 500,000
Borrowings amount		500,000
Share price									$ 10.00
Payments of Stock Issuance Costs						$ 48,784	237,197
Percentage of warrants forfeited issued to the Initial Stockholders	25.00%
Net Income Loss						(2,528)	(15,059,450)
Retained Earnings (Accumulated Deficit)						(2,528)	(27,663,735)	$ (2,528)
Cash and Cash Equivalents, at Carrying Value						156,848	67,496	156,848
Net Cash Provided by (Used in) Operating Activities							(1,808,155)
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Assets Held-in-trust		207,000,000.0
Paymnets for repurchase of common stock		194,900,000
Net Income Loss							(112,310,000)	(53,251,000)
Retained Earnings (Accumulated Deficit)						(141,259,000)	(253,569,000)	(141,259,000)
Cash and Cash Equivalents, at Carrying Value						$ 95,068,000	31,446,000	95,068,000
Net Cash Provided by (Used in) Operating Activities							(91,832,000)	$ (46,599,000)
Funds available after redemptions to finance transaction expenses and future operations		12,100,000
PIPE Financing Member [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock issued during period shares	12,425,000
Share price	$ 10.00
Green Light Holdings [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from divestiture of businesses	$ 136,400,000
Payments to Acquire Restricted Investments	12,100,000
Proceeds from Issuance or Sale of Equity	124,300,000
Proceeds from Collection of Advance to Affiliate	$ 35,250,000
Payments of Stock Issuance Costs							25,000,000.0
Green Light Holdings [Member] | ENVI Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued, price per share	$ 0.0001
Green Light Holdings [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued, price per share	$ 0.0001
Business acquisition, equity interest issued or issuable, value assigned	$ 1,200,000,000
Environmental Impact Acquisition Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Direct and incremental transaction costs		25,000.0
GreenLight Biosciences is expected to receive aggregate net proceeds of approximately $282.3 million		$ 111,400
Environmental Impact Acquisition Corp [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Advance received under PIPE financing							$ 13,500,000
Environmental Impact Acquisition Corp [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business acquisition, equity interest issued or issuable, value assigned	$ 136,400,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	12,400,000
Advance received under PIPE financing				$ 21,800,000
SponsorMember
Description of Organization and Business Operations (Details) [Line Items]
Percentage of ENVI Class A Common Stock were redeemed	25.00%
Percentage of warrants forfeited issued to the Initial Stockholders	25.00%
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	687,500
SponsorMember | Maximum [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of Warrants and Rights Issued During the Period	750,000
SponsorMember | Minimum [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of Warrants and Rights Issued During the Period	2,000,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)					20,700,000
Gross proceeds					$ 207,000,000
Net proceeds of the sale of the Units					$ 207,000,000
Net proceeds per unit (in Dollars per share)					$ 10.00
Over-Allotment Option [Member] | Underwriter [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)					2,700,000
Price per unit (in Dollars per share)			$ 10.00		$ 10.00
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)							2,000,000
Price per unit (in Dollars per share)							$ 1.00
Gross proceeds							$ 2,000,000